Investments in Associates and Joint Ventures - Condensed Financial Information of Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Current assets	₩ 7,958,839	₩ 6,201,799
Cash and cash equivalents	1,506,699	1,457,735	₩ 1,505,242	₩ 768,922
Non-current assets	34,410,272	27,226,870
Current liabilities	6,847,557	7,109,123
Non-current liabilities	13,172,304	8,290,351
Revenue	16,945,910	17,552,010	17,158,364
Depreciation and amortization	(3,126,118)	(3,097,466)	(2,941,886)
Interest income	256,435	366,561	575,050
Interest expense	(307,319)	(299,100)	(290,454)
Income tax benefit	(843,978)	(745,654)	(436,038)
Loss for the year	3,131,988	2,657,595	1,660,101
Total comprehensive income (loss)	2,990,404	2,656,582	1,412,770
Dogus Planet, Inc. [member]
Disclosure of joint ventures [line items]
Current assets	43,127	39,656	46,433
Cash and cash equivalents	42,416	25,818	45,839
Non-current assets	20,239	21,159	20,218
Current liabilities	37,105	32,622	26,417
Accounts payable, other payables and provision	28,432	2,743	1,971
Non-current liabilities	1,287	212	72
Revenue	99,770	82,791	53,864
Depreciation and amortization	(5,427)	(6,152)	(5,299)
Interest income	1,635	781	394
Interest expense		(4)	(2,139)
Loss for the year	642	(4,535)	(22,017)
Total comprehensive income (loss)	642	(4,535)	(22,017)
Finnq Co. Ltd. [member]
Disclosure of joint ventures [line items]
Current assets	11,985	32,232	48,699
Cash and cash equivalents	10,434	4,590	48,408
Non-current assets	15,435	15,610	673
Current liabilities	5,070	5,685	138
Accounts payable, other payables and provision	87	2,290	15
Non-current liabilities	7,579	13,862	784
Revenue	232
Depreciation and amortization	(3,490)	(1,077)	(12)
Interest income	5	532	182
Interest expense	(301)	(276)
Loss for the year	(17,995)	(15,699)	(829)
Total comprehensive income (loss)	₩ (18,166)	₩ (15,699)	(829)
PT XL planet digital [member]
Disclosure of joint ventures [line items]
Current assets			20,077
Cash and cash equivalents			14,985
Non-current assets			50,765
Current liabilities			14,513
Accounts payable, other payables and provision			10,306
Non-current liabilities			1,305
Revenue			9,492
Depreciation and amortization			(940)
Interest income			267
Income tax benefit			51
Loss for the year			(49,438)
Total comprehensive income (loss)			₩ (49,438)